ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 3,162	$ 3,190	$ 7,950
Accounts receivable		219
Inventories		20,990
Prepaid expenses and other current assets	43,624	27,586	38,714
Total current assets	46,786	51,985
Goodwill	0
Property and equipment, net	45	153
Total non-current assets	1,681	2,405
TOTAL ASSETS	48,467	54,390
Accounts payable	402	4,122
Lease liabilities - current	39	1,785
Short-term debt	15,257	16,630
Accrued expenses and other current liabilities	14,683	17,302	10,644
Amounts due to related parties	2,960	4,214
Advance from customers	1,863	1,677
Income tax payable	4,042	5,319
Total current liabilities	40,936	51,049
Lease liabilities - non-current	26	810
Total non-current liabilities	26	810
TOTAL LIABILITIES	40,962	51,859
Revenues	33,160	334,697	431,404
Net loss	(5,320)	(69,068)	(89,532)
Loss from discontinued operations			(594)
Net cash used in operating activities	(3,878)	(4,745)	(9,749)
Net cash used in investing activities		1,223	98,982
Net cash provided by (used in) financing activities	3,917	(6,328)	(138,637)
WFOE
Service fees	0	0
Consolidated VIEs | WFOE
Cash	108	1,080
Accounts receivable		203
Inventories		20,598
Prepaid expenses and other current assets	43,536	27,083
Total current assets	43,644	48,964
Property and equipment, net	41	146
Right-of-use assets	73	1,691
Total non-current assets	114	1,837
TOTAL ASSETS	43,758	50,801
Accounts payable	306	4,035
Lease liabilities - current	39	1,224
Short-term debt	13,116	14,630
Accrued expenses and other current liabilities	12,394	13,770
Amounts due to related parties	2,725
Advance from customers		1,622
Income tax payable	3,391	4,469
Deferred revenue	1,862
Total current liabilities	33,833	39,750
Lease liabilities - non-current	26	810
Total non-current liabilities	26	810
TOTAL LIABILITIES	33,859	40,560
Revenues	32,823	332,629	428,492
Net loss	(653)	(2,151)	(38,561)
Loss from discontinued operations			(594)
Net cash used in operating activities	(395)	(3,948)	(8,433)
Net cash used in investing activities		(68)	(9,980)
Net cash provided by (used in) financing activities	$ (634)	(1,205)	$ 22,193
Consolidated VIEs | WFOE | Recourse [Member]
Short-term debt		$ 7,900